Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 396,517,000	$ 425,836,000	$ 1,453,376,000	$ 1,375,106,000
Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	77,342,000	95,833,000	257,717,000	301,747,000
Time charters
Disaggregation of Revenue [Line Items]
Revenues	182,330,000	138,535,000	508,242,000	424,891,000
Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	135,801,000	189,020,000	678,905,000	620,610,000
Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	293,000	6,196,000	590,000	18,387,000
FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	15,952,000	44,558,000	90,375,000	151,824,000
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	62,141,000	47,527,000	175,264,000	159,394,000
Lease revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	329,003,000	373,035,000	1,263,202,000	1,199,199,000
Operating Leases, Income Statement, Lease Revenue	305,321,000	339,346,000	1,181,911,000	1,087,289,000
Sales-type Lease, Interest Income, Lease Receivable	12,952,000	12,978,000	38,495,000	38,741,000
Operating Lease, Variable Lease Income	10,730,000	14,169,000	37,578,000	39,483,000
Variable Lease, Payment	0	6,542,000	5,218,000	33,686,000
Non-lease
Disaggregation of Revenue [Line Items]
Revenues	5,373,000	5,274,000	14,910,000	16,513,000
Non-lease revenue and management fee revenue
Disaggregation of Revenue [Line Items]
Revenues	67,514,000	52,801,000	190,174,000	175,907,000
Operating Segments | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	148,935,000	149,655,000	437,027,000	452,459,000
Operating Segments | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	148,935,000	148,058,000	437,027,000	445,731,000
Operating Segments | Conventional Tankers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	0	1,597,000	0	6,728,000
Operating Segments | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues	170,240,000	187,444,000	758,632,000	632,612,000
Operating Segments | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	16,245,000	44,558,000	90,965,000	151,824,000
Operating Segments | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	61,097,000	51,275,000	166,752,000	149,923,000
Operating Segments | Time charters | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	136,203,000	129,633,000	402,509,000	394,092,000
Operating Segments | Time charters | Conventional Tankers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	0	1,597,000	0	6,728,000
Operating Segments | Time charters | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues	42,180,000	1,909,000	92,733,000	6,815,000
Operating Segments | Time charters | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Time charters | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	3,947,000	12,642,000	13,000,000	26,989,000
Operating Segments | Voyage charters | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	9,982,000	10,846,000	27,682,000	28,864,000
Operating Segments | Voyage charters | Conventional Tankers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Voyage charters | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues	125,819,000	178,174,000	651,223,000	591,746,000
Operating Segments | Voyage charters | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Voyage charters | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Bareboat charters | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	0	6,196,000	0	18,387,000
Operating Segments | Bareboat charters | Conventional Tankers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Bareboat charters | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Bareboat charters | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	293,000	0	590,000	0
Operating Segments | Bareboat charters | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | FPSO contracts | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | FPSO contracts | Conventional Tankers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | FPSO contracts | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | FPSO contracts | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	15,952,000	44,558,000	90,375,000	151,824,000
Operating Segments | FPSO contracts | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Management fees and other | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	2,750,000	1,383,000	6,836,000	4,388,000
Operating Segments | Management fees and other | Conventional Tankers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Management fees and other | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues	2,241,000	7,361,000	14,676,000	34,051,000
Operating Segments | Management fees and other | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Management fees and other | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	57,150,000	38,633,000	153,752,000	122,934,000
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenues	0	(7,096,000)	0	(11,712,000)
Intersegment Eliminations | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	(7,246,000)	0	(9,733,000)
Intersegment Eliminations | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	$ 0	$ 150,000	$ 0	$ (1,979,000)